Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay-versus-Performance
Table
The following table provides information for the years 2025, 2024 and 2023 with respect to the compensation of our principal executive officer (“PEO”), which is our CEO, the average compensation of our other NEOs, and the performance measures set forth in the table.

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (1)(2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (1)(2)	Total Shareholder Return (3)	Net Income (Loss) (4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)
2025	$796,325	$796,006	$682,067	$1,099,654	$39.39	$(2,860,000)
2024	$805,942	$805,824	$882,298	$421,956	$23.38	$(71,642,000)
2023	$885,722	$880,809	$2,410,451	$904,677	$31.52	$(152,641,000)

(1)	Our PEO and non-PEO NEOs for the relevant fiscal years are as follows:

Year	PEO	Non-PEO NEOs
2025	Carl Daikeler	Mark Goldston, Brad Ramberg
2024	Carl Daikeler	Mark Goldston, Kathy Vrabeck, Marc Suidan, Michael Neimand
2023	Carl Daikeler	Mark Goldston, Marc Suidan, Michael Neimand, Kathy Vrabeck

(2)
In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated using the Black-Scholes or Monte Carlo option pricing models as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the appropriate option pricing model as used as required by FASB ASC Topic 718 and consistent with grant date practices, but using stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. The range of measurement date assumptions used during the years ended December 31, 2025, 2024 and 2023 were: risk-free interest rate of 3.55% - 3.99%, 4.21% - 5.29%, and 3.44% - 4.12%, respectively; expected life of 3.73 - 4.31 years, 0.23 - 4.93 years, and 3.94 - 6.62 years, respectively; and expected volatility of 88.48% - 92.68% during the year ended December 31, 2025, 73.29% - 109.36% during the year ended December 31, 2024, and 70.83% - 83.39% during the year ended December 31, 2023.
Time-vested
RSU grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end
and as of each date of vest, as applicable. We provide information regarding the assumptions used to calculate the valuation of the awards in Note 16 to the consolidated financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2025.

In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

Fiscal Year	Executives	SCT Total	Grant Date Fair Value of Option and Stock Awards Reported in SCT	Year End Fair Value of Outstanding and Unvested Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Awards From Prior Years	Fair Value of Awards Granted in Applicable Year that Vested During Applicable Year	Change in Fair Value of Awards from Prior Years that Vested in Applicable Year	Prior Year End Fair Value of Awards from Prior Years Forfeited during Applicable Year	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(a)+(b)+(i)+ (ii)+(iii)+(iv)+(v)
2025	PEO	$796,325	$—	$—	$—	$—	$(319)	$—	$796,006
	Non PEO NEOs	$682,067	$(146,444)	$220,518	$456,096	$—	$(112,583)	$—	$1,099,654

(3)
The Company’s cumulative Total Shareholder Return (“TSR”) in this column for each applicable fiscal year is calculated based on a fixed investment of $100 at the applicable measurement point on the same cumulative basis as is used in Item 201(e) of Regulation
S-K.

(4)	Represents the amount of net income (loss), reflected in the Company’s audited consolidated financial statements for the year indicated.

Named Executive Officers, Footnote
(1)	Our PEO and non-PEO NEOs for the relevant fiscal years are as follows:

Year	PEO	Non-PEO NEOs
2025	Carl Daikeler	Mark Goldston, Brad Ramberg
2024	Carl Daikeler	Mark Goldston, Kathy Vrabeck, Marc Suidan, Michael Neimand
2023	Carl Daikeler	Mark Goldston, Marc Suidan, Michael Neimand, Kathy Vrabeck

PEO Total Compensation Amount	$ 796,325	$ 805,942	$ 885,722
PEO Actually Paid Compensation Amount	$ 796,006	805,824	880,809
Adjustment To PEO Compensation, Footnote
(2)
In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated using the Black-Scholes or Monte Carlo option pricing models as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the appropriate option pricing model as used as required by FASB ASC Topic 718 and consistent with grant date practices, but using stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. The range of measurement date assumptions used during the years ended December 31, 2025, 2024 and 2023 were: risk-free interest rate of 3.55% - 3.99%, 4.21% - 5.29%, and 3.44% - 4.12%, respectively; expected life of 3.73 - 4.31 years, 0.23 - 4.93 years, and 3.94 - 6.62 years, respectively; and expected volatility of 88.48% - 92.68% during the year ended December 31, 2025, 73.29% - 109.36% during the year ended December 31, 2024, and 70.83% - 83.39% during the year ended December 31, 2023.
Time-vested
RSU grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end
and as of each date of vest, as applicable. We provide information regarding the assumptions used to calculate the valuation of the awards in Note 16 to the consolidated financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2025.

In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

Fiscal Year	Executives	SCT Total	Grant Date Fair Value of Option and Stock Awards Reported in SCT	Year End Fair Value of Outstanding and Unvested Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Awards From Prior Years	Fair Value of Awards Granted in Applicable Year that Vested During Applicable Year	Change in Fair Value of Awards from Prior Years that Vested in Applicable Year	Prior Year End Fair Value of Awards from Prior Years Forfeited during Applicable Year	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(a)+(b)+(i)+ (ii)+(iii)+(iv)+(v)
2025	PEO	$796,325	$—	$—	$—	$—	$(319)	$—	$796,006
	Non PEO NEOs	$682,067	$(146,444)	$220,518	$456,096	$—	$(112,583)	$—	$1,099,654

Non-PEO NEO Average Total Compensation Amount	$ 682,067	882,298	2,410,451
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,099,654	421,956	904,677
Adjustment to Non-PEO NEO Compensation Footnote
(2)
In calculating the “compensation actually paid” amounts reflected in these columns, the fair value or change in fair value, as applicable, of the equity award adjustments included in such calculations were computed in accordance with FASB ASC Topic 718. Stock option grant date fair values are calculated using the Black-Scholes or Monte Carlo option pricing models as of date of grant. Adjustments have been made using stock option fair values as of each measurement date using the appropriate option pricing model as used as required by FASB ASC Topic 718 and consistent with grant date practices, but using stock price as of the measurement date and updated assumptions (i.e., term, volatility, dividend yield, risk free rates) as of the measurement date. The range of measurement date assumptions used during the years ended December 31, 2025, 2024 and 2023 were: risk-free interest rate of 3.55% - 3.99%, 4.21% - 5.29%, and 3.44% - 4.12%, respectively; expected life of 3.73 - 4.31 years, 0.23 - 4.93 years, and 3.94 - 6.62 years, respectively; and expected volatility of 88.48% - 92.68% during the year ended December 31, 2025, 73.29% - 109.36% during the year ended December 31, 2024, and 70.83% - 83.39% during the year ended December 31, 2023.
Time-vested
RSU grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end
and as of each date of vest, as applicable. We provide information regarding the assumptions used to calculate the valuation of the awards in Note 16 to the consolidated financial statements included in our Annual Report on Form
10-K
for the year ended December 31, 2025.

In the calculation of compensation actually paid and presented in the table, the following amounts were deducted and added:

Fiscal Year	Executives	SCT Total	Grant Date Fair Value of Option and Stock Awards Reported in SCT	Year End Fair Value of Outstanding and Unvested Awards Granted in Applicable Year	Change in Fair Value of Outstanding and Unvested Awards From Prior Years	Fair Value of Awards Granted in Applicable Year that Vested During Applicable Year	Change in Fair Value of Awards from Prior Years that Vested in Applicable Year	Prior Year End Fair Value of Awards from Prior Years Forfeited during Applicable Year	CAP
		(a)	(b)	(i)	(ii)	(iii)	(iv)	(v)	(c)=(a)+(b)+(i)+ (ii)+(iii)+(iv)+(v)
2025	PEO	$796,325	$—	$—	$—	$—	$(319)	$—	$796,006
	Non PEO NEOs	$682,067	$(146,444)	$220,518	$456,096	$—	$(112,583)	$—	$1,099,654

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 39.39	23.38	31.52
Net Income (Loss)	$ (2,860,000)	$ (71,642,000)	$ (152,641,000)
PEO Name	Carl Daikeler	Carl Daikeler	Carl Daikeler
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(319)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(146,444)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	220,518
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	456,096
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(112,583)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0